UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Bocage Capital, LLC

Address:   101 California Street, Suite 4250
           San Francisco, CA 94111


Form 13F File Number: 028-14746


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Peter K. Ashby
Title:  Chief Financial Officer
Phone:  (415) 963-8850

Signature,  Place,  and  Date  of  Signing:

/s/ Peter K. Ashby                 San Francisco, CA                  2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      384,871
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ALON USA PARTNERS LP         UTLTDPART INT  02052T109     9825   408169 SH       SOLE                 408169      0    0
ANADARKO PETE CORP           COM            032511107    30564   411298 SH       SOLE                 411298      0    0
ARCH COAL INC                COM            039380100      132    18029 SH       SOLE                  18029      0    0
BOISE INC                    COM            09746Y105     2785   350370 SH       SOLE                 350370      0    0
CLOUD PEAK ENERGY INC        COM            18911Q102    18439   953906 SH       SOLE                 953906      0    0
CVR PARTNERS LP              COM            126633106     3599   142573 SH       SOLE                 142573      0    0
DOMTAR CORP                  COM NEW        257559203    17273   206814 SH       SOLE                 206814      0    0
EASTMAN CHEM CO              COM            277432100    14434   212115 SH       SOLE                 212115      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS   G10082140    21417   665738 SH       SOLE                 665738      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    28996   847840 SH       SOLE                 847840      0    0
GRAPHIC PACKAGING HLDG CO    COM            388689101     5178   801555 SH       SOLE                 801555      0    0
HELMERICH & PAYNE INC        COM            423452101     5847   104393 SH       SOLE                 104393      0    0
HOLLYFRONTIER CORP           COM            436106108    32585   700000 SH  CALL SOLE                 700000      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109      540    18396 SH       SOLE                  18396      0    0
ISHARES TR                   MSCI EMERG MKT 464287234    31045   700000 SH  CALL SOLE                 700000      0    0
NOBLE ENERGY INC             COM            655044105    18701   183816 SH       SOLE                 183816      0    0
NUCOR CORP                   COM            670346105    12999   301187 SH       SOLE                 301187      0    0
PRECISION DRILLING CORP      COM 2010       74022D308     5713   689919 SH       SOLE                 689919      0    0
QEP RES INC                  COM            74733V100    16595   548220 SH       SOLE                 548220      0    0
ROCK-TENN CO                 CL A           772739207    17184   245799 SH       SOLE                 245799      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107      732     4515 SH       SOLE                   4515      0    0
SUNCOR ENERGY INC NEW        COM            867224107    21114   640202 SH       SOLE                 640202      0    0
TIMKEN CO                    COM            887389104    10954   229018 SH       SOLE                 229018      0    0
UNITED STATES STL CORP NEW   COM            912909108    26257  1100000 SH  PUT  SOLE                1100000      0    0
VALERO ENERGY CORP NEW       COM            91913Y100    16404   480783 SH       SOLE                 480783      0    0
WESTERN REFNG INC            COM            959319104    15559   551948 SH       SOLE                 551948      0    0